Condensed Parent Company Financial Information - Summary of Condensed Financial Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash deposited with subsidiary bank	$ 23,214	$ 17,255
Securities available-for-sale	85,528	97,663
TOTAL ASSETS	731,722	707,063
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	655,186	636,531
Total shareholders' equity	76,536	70,532	$ 65,415	$ 61,266
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	731,722	707,063
Parent Company [Member]
ASSETS
Cash deposited with subsidiary bank	969	1,007
Investment in subsidiary bank	75,422	69,309
Securities available-for-sale	83	90
Other assets	144	177
TOTAL ASSETS	76,618	70,583
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	82	51
Total shareholders' equity	76,536	70,532
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 76,618	$ 70,583